Goodwill and Intangible Assets - Estimated Future Amortization of Other Intangible Assets (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Future amortization of intagible assets
2018	$ 18.6
2019	15.4
2020	0.1
2021	0.1
2022	$ 0.0